Income Taxes - Schedule Of Valuation Allowance Of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 654,033	¥ 638,980	¥ 574,591
Additions	80,576	31,283	64,389
Expirations	(29,344)	(16,230)	0
Balance at the end of the year	¥ 705,265	¥ 654,033	¥ 638,980